Affiliate Transactions (FY)	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Related Party Transactions [Abstract]
Affiliate Transactions
Note 15 — Affiliate Transactions

At March 31, 2020, Cleco had an affiliate payable of $33.8 million to Cleco Group primarily for affiliate settlement of taxes payable.

Cleco Power has balances that are payable to or due from its affiliates. The following table is a summary of those balances:

	AT MAR. 31, 2020		AT DEC. 31, 2019
(THOUSANDS)	ACCOUNTS RECEIVABLE	ACCOUNTS PAYABLE	ACCOUNTS RECEIVABLE	ACCOUNTS PAYABLE
Cleco Holdings	$10,420	$170	$10,351	$194
Support Group	1,082	10,197	3,172	13,890
Cleco Cajun	535	119	958	39
Total	$12,037	$10,486	$14,481	$14,123

Note 16 — Affiliate Transactions

Cleco

Cleco has entered into service agreements with affiliates to receive and to provide goods and professional services. Goods and services received by Cleco primarily involve services provided by Support Group. Support Group provides joint and common administrative support services in the areas of information technology; finance, cash management, accounting, tax, and auditing; human resources; public relations; project consulting; risk management; strategic and corporate development; legal, ethics, and regulatory compliance; facilities management; supply chain and inventory management; and other administrative services.

Cleco is charged the higher of management’s estimated fair market value or fully loaded costs for goods and services provided by Cleco Power. Cleco, with the exception of Support Group, charges Cleco Power the lower of management’s estimated fair market value or fully loaded costs for goods and services provided in accordance with service agreements. Support Group charges only fully loaded costs.

All charges and revenues from consolidated affiliates were eliminated in Cleco’s Consolidated Statements of Income for the years ending December 31, 2019, 2018, and 2017.

At December 31, 2019, Cleco Holdings had accounts payable of $33.8 million due from Cleco Group primarily for affiliate settlement of taxes payable. At December 31, 2018, Cleco Holdings had no accounts payable due to Cleco Group.

For the year ended December 31, 2019, Cleco Holdings made no distribution payments to Cleco Group. For the year ended December 31, 2018, Cleco Holdings made $71.4 million of distribution payments to Cleco Group.

Cleco Power

Cleco Power has entered into service agreements with affiliates to receive and to provide goods and professional services. Charges from affiliates included in Cleco Power’s Consolidated Statements of Income primarily involve services provided by Support Group in accordance with service agreements. Support Group provides joint and common administrative support services in the areas of information technology; finance, cash management, accounting, tax, and auditing; human resources; public relations; project consulting; risk management; strategic and corporate development; legal, ethics, and regulatory compliance; facilities management; supply chain and inventory management; and other administrative services.

With the exception of Support Group, affiliates charge Cleco Power the lower of management’s estimated fair market value or fully loaded costs for goods and services provided in accordance with service agreements. Support Group charges only fully loaded costs. The following table is a summary of charges from each affiliate included in Cleco Power’s Consolidated Statements of Income:

	FOR THE YEAR ENDED DEC. 31,
(THOUSANDS)	2019	2018	2017
Support Group
Other operations and maintenance	$73,090	$56,669	$50,572
Taxes other than income taxes	$(73)	$6	$(13)
Other expense	$64	$290	$255
Cleco Holdings
Other expense	$—	$1,007	$361

The majority of the services provided by Cleco Power relates to the lease of office space to Support Group and transmission services to Cleco Cajun. Cleco Power charges affiliates the higher of management’s estimated fair market value or fully loaded costs for goods and services provided in accordance with service agreements.

The following table is a summary of revenue received from affiliates included in Cleco Power’s Consolidated Statements of Income:

	FOR THE YEAR ENDED DEC. 31,
(THOUSANDS)	2019	2018	2017
Other operations revenue
Cleco Cajun	$7,471	$—	$—
Affiliate revenue
Support Group	3,088	874	851
Cleco Cajun	37	—	—
Other income
Cleco Holdings	149	1,092	494
Total	$10,745	$1,966	$1,345

Cleco Power had the following affiliate receivable and payable balances associated with the service agreements:

	AT DEC. 31,
	2019		2018
(THOUSANDS)	ACCOUNTS RECEIVABLE	ACCOUNTS PAYABLE	ACCOUNTS RECEIVABLE	ACCOUNTS PAYABLE
Cleco Holdings	$10,351	$194	$699	$88
Support Group	3,172	13,890	2,619	7,755
Cleco Cajun	958	39	—	—
Total	$14,481	$14,123	$3,318	$7,843

During 2019, 2018, and 2017, Cleco Power made $20.0 million, $121.4 million, and $135.0 million, respectively, of distribution payments to Cleco Holdings. Cleco Power received no equity contributions from Cleco Holdings in 2019, 2018, and 2017.

Cleco Power is the pension plan sponsor and the related trust holds the assets. The net unfunded status of the pension plan is reflected at Cleco Power. The liability of Cleco Power’s affiliates is transferred with a like amount of assets to Cleco Power monthly. The following table shows the expense of the pension plan related to Cleco Power’s affiliates for the years ended 2019 and 2018:

	FOR THE YEAR ENDED DEC. 31,
(THOUSANDS)	2019	2018
Support Group	$1,316	$1,963
Cleco Cajun	$239	$—